CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Interest-bearing deposits	$ 8,811	$ 9,771
Prepaid expenses and other assets	966	653
Total assets	291,871	296,298
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	224,356	228,985
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,639	34,638
Retained earnings	34,732	34,711
Unearned employee stock ownership plan (ESOP)	(1,036)	(1,223)
Treasury shares at cost, 112,563 common shares at June 30, 2016 and 2015	(937)	(937)
Accumulated other comprehensive income	31	38
Total shareholders’ equity	67,515	67,313	$ 67,205
Total liabilities and shareholders’ equity	291,871	296,298
Parent Company [Member]
ASSETS
Interest-bearing deposits	18	15
Prepaid expenses and other assets	564	580
Total assets	67,552	67,486
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	37	173
Total liabilities	37	173
Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,639	34,638
Retained earnings	34,732	34,711
Unearned employee stock ownership plan (ESOP)	(1,036)	(1,223)
Treasury shares at cost, 112,563 common shares at June 30, 2016 and 2015	(937)	(937)
Accumulated other comprehensive income	31	38
Total shareholders’ equity	67,515	67,313
Total liabilities and shareholders’ equity	67,552	67,486
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	539	572
Investment	18,216	17,795
Parent Company [Member] | First Federal of Frankfort [Member]
ASSETS
Investment	46,824	47,539
Parent Company [Member] | First Federal Of Kentucky [Member]
ASSETS
Interest-bearing deposits	$ 1,391	$ 985